Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measures required under other accounting pronouncements but does not change existing guidance as to whether or not an instrument is carried at fair value. This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3—Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets and liabilities at fair value on a recurring basis as of September 30, 2013 and December 31, 2012:

	As of September 30, 2013
	Level 1	Level 2	Level 3	Total
Open electricity contracts	$—	$5	$—	$5

Total assets	$—	$5	$—	$5

Open metal contracts	$—	$352	$—	$352
Open natural gas contracts	—	5	—	5

Total liabilities	$—	$357	$—	$357

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

In accordance with ASC 820, the Company determines the fair value of its interest rate agreement and commodity derivative contracts using Level 2 inputs.

The Company’s metal, natural gas and electricity commodity derivative contracts are considered Level 2 as fair value measurements consist of both quoted price inputs and inputs provided by a third party that are derived principally from or corroborated by observable market data by correlation. These assumptions include, but are not limited to, those concerning interest rates, credit rates, discount rates, default rates and other factors. All derivative commodity contracts have a set term of 24 months or less.

The Company’s interest rate cap agreements are considered Level 2 fair value measurements as the pricing is derived from discounting the future expected cash flows that would occur if variable interest rates rise above the strike rates of the caps. The variable interest rates used in the calculation of projected cash flows on the caps are based on an expectation of future interest rates derived from observable market interest rate curves (LIBOR forward curves) and volatilities that are observable at commonly quoted intervals.

The Company does not hold assets or liabilities requiring a Level 3 measurement and there have not been any transfers between the hierarchy levels during 2013 or 2012.

For purposes of financial reporting, the Company has determined that the carrying value of cash, accounts receivable, accounts payable, and accrued expenses approximates fair value due to the short maturities of these instruments. Additionally, given the revolving nature and the variable interest rates, the Company has determined that the carrying value of the ABL Facility also approximates fair value. As of September 30, 2013, the fair value of the Company’s Senior Secured Notes approximated $415,781. The fair value of the Senior Secured Notes was based upon quotes from financial institutions (Level 2 in the fair value hierarchy as defined by ASC 820).

14.	Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measures required under other accounting pronouncements but does not change existing guidance as to whether or not an instrument is carried at fair value. This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3—Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

The following tables provide the hierarchy of inputs used to derive the fair value of the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011:

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Open metal contracts	$—	$379	$—	$379
Open natural gas contracts	—	2	—	2
Open electricity contracts	—	167	—	167
Interest rate cap agreements	—	1	—	1

Total assets	$—	$549	$—	$549

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$157	$—	$157

Total assets	$—	$157	$—	$157

Open metal contracts	$—	$1,353	$—	$1,353
Open natural gas contracts	—	384	—	384
Open electricity contracts	—	88	—	88

Total liabilities	$—	$1,825	$—	$1,825

In accordance with ASC 820, the Company determines the fair value of its interest rate agreement and commodity derivative contracts using Level 2 inputs.

The Company’s metal, natural gas and electricity commodity derivative contracts are considered Level 2 as fair value measurements consist of both quoted price inputs and inputs provided by a third party that are derived principally from or corroborated by observable market data by correlation. These assumptions include, but are not limited to, those concerning interest rates, credit rates, discount rates, default rates and other factors. All derivative commodity contracts have a set term of 24 months or less.

The Company’s interest rate cap agreements are considered Level 2 fair value measurements as the pricing is derived from discounting the future expected cash flows that would occur if variable interest rates rise above the strike rates of the caps. The variable interest rates used in the calculation of projected cash flows on the caps are based on an expectation of future interest rates derived from observable market interest rate curves (LIBOR forward curves) and volatilities that are observable at commonly quoted intervals.

The Company does not hold assets or liabilities requiring a Level 3 measurement and there have not been any transfers between the hierarchy levels during 2012 or 2011.

For purposes of financial reporting, the Company has determined that the carrying value of cash, accounts receivable, accounts payable, and accrued expenses approximates fair value due to the short maturities of these instruments. Additionally, given the revolving nature and the variable interest rates, the Company has determined that the carrying value of the ABL Facility also approximates fair value. As of December 31, 2012, the fair value of the Company’s Senior Secured Notes approximated $406,875. The fair value of the Senior Secured Notes was based upon quotes from financial institutions (Level 2 in the fair value hierarchy as defined by ASC 820).